Note 3 - Lease Obligations (Tables)	9 Months Ended
Sep. 30, 2021
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
2021 (remaining)	$30
2022	122
2023	126
2024	130
2025	22
Total lease payments	430
Less: imputed interest	(29)
Total remaining lease liability	$401